Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Net income	$ 11,939	$ 14,854	$ 6,955
Other comprehensive income to be eventually recycled into the consolidated income statement
Cash flow hedge, net of taxes	(24)
Net investment hedge, net of taxes	91	(50)	91
Currency translation effects, net of taxes	(1,566)	1,375	(450)
Total of items that are or may be recycled	(1,499)	1,325	(359)
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	2,024	(160)	(103)
Fair value adjustments on equity securities, net of taxes	64	37	(382)
Total of items that will never be recycled	2,088	(123)	(485)
Total comprehensive income	12,528	16,056	6,111
Attributable to
Shareholders of Novartis AG	12,533	16,050	6,116
Comprehensive income, attributable to non-controlling interests	(5)	6	(5)
Continuing operations
Attributable to
Shareholders of Novartis AG	$ 12,533	10,115	5,181
Discontinued operations
Attributable to
Shareholders of Novartis AG		$ 5,935	$ 935